Earnings / (Loss) per Share (Details) - USD ($) $ / shares in Units, $ in Thousands										12 Months Ended
	Mar. 01, 2023	Jan. 26, 2023	Jan. 25, 2023	Jan. 20, 2023	Jan. 19, 2023	Jan. 13, 2023	Jan. 12, 2023	Jan. 11, 2023	Dec. 12, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings / (Loss) per Share [Abstract]
Payment of dividends to Series B and Series C preferred stockholders										$ 1,889	$ 941	$ 0
Payment of dividends to common stockholders										$ 0	$ 0	0
Incremental shares attributable to dilutive effect of conversion of preferred convertible stock (in shares)										24,596,069	4,597,638
Incremental shares attributable to dilutive effect of conversion of warrants (in shares)										452,286
Changes in value of warrants' liability										$ (561)	$ 0	0
Basic Earnings / (Loss) per Share [Abstract]
Net income / (loss) from continuing operations										69,413	36,300	(10,106)
Income allocated to participating securities										(2)	(6)	0
Deemed dividends on Series B preferred stock upon exchange of common stock										0	(9,271)	0
Deemed dividends on Series C preferred stock upon exchange of Series B preferred stock and re-acquisition of loan due to a related party										0	(6,944)	0
Deemed dividend to the Series C preferred stockholders due to triggering of a down-round feature										(9,809)	(5,930)	0
Deemed dividend to the July and August warrants' holders due to triggering of a down-round feature										(789)	(1,116)	0
Dividends on preferred stock										(1,889)	(1,030)	0
Net income / (loss) attributable to common stockholders from continuing operations										56,924	12,003	(10,106)
Net income from discontinued operations										0	0	400
Total net income / (loss) attributable to common stockholders										$ 56,924	$ 12,003	$ (9,706)
Weighted average number of common shares, basic (in shares)										10,491,316	1,850,072	335,086
Earnings / (Loss) per common share, continuing operations (in dollars per share)										$ 5.43	$ 6.49	$ (30.16)
Earnings per common share, discontinued operations (in dollars per share)										0	0	1.19
Earnings / (Loss) per common share, total (in dollars per share)										$ 5.43	$ 6.49	$ (28.97)
Diluted Earnings / (Loss) per Share [Abstract]
Net income / (loss) from continuing operations										$ 69,413	$ 36,300	$ (10,106)
Income allocated to participating securities										(2)	(2)	0
Deemed dividends on Series B preferred stock upon exchange of common stock										0	(9,271)	0
Deemed dividends on Series C preferred stock upon exchange of Series B preferred stock and re-acquisition of loan due to a related party										0	(6,944)	0
Deemed dividend to the Series C preferred stockholders due to triggering of a down-round feature										(9,809)	(5,930)	0
Deemed dividend to the July and August warrants' holders due to triggering of a down-round feature										(789)	(1,116)	0
Dividends on preferred stock										(1,889)	(1,030)	0
Changes in value of warrants' liability										(561)	0	0
Net income / (loss) attributable to common stockholders from continuing operations										68,021	19,488	(10,106)
Net income from discontinued operations										0	0	400
Total net income / (loss) attributable to common stockholders										$ 68,021	$ 19,488	$ (9,706)
Weighted average number of common shares, basic (in shares)										10,491,316	1,850,072	335,086
Effect of dilutive shares (in shares)										25,048,355	4,597,638	0
Weighted average number of common shares, diluted (in shares)										35,539,671	6,447,710	335,086
Earnings / (Loss) per common share, continuing operations (in dollars per share)										$ 1.91	$ 3.02	$ (30.16)
Earnings per common share, discontinued operations (in dollars per share)										0	0	1.19
Earnings / (Loss) per common share, total (in dollars per share)										$ 1.91	$ 3.02	$ (28.97)
Series C Preferred Shares [Member]
Earnings / (Loss) per Share [Abstract]
Payment of dividends to Series B and Series C preferred stockholders										$ 1,834	$ 411
Basic Earnings / (Loss) per Share [Abstract]
Deemed dividend to the Series C preferred stockholders due to triggering of a down-round feature	$ (5,391)	$ (171)	$ (1,486)	$ (486)	$ (250)	$ (39)	$ (447)	$ (1,539)	$ (5,930)	(9,809)
Dividends on preferred stock										(40)	(493)
Diluted Earnings / (Loss) per Share [Abstract]
Deemed dividend to the Series C preferred stockholders due to triggering of a down-round feature	$ (5,391)	$ (171)	$ (1,486)	$ (486)	$ (250)	$ (39)	$ (447)	$ (1,539)	$ (5,930)	(9,809)
Dividends on preferred stock										$ (40)	$ (493)